Commitments and Contingencies (Details Narrative)				1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 08, 2014 USD ($) shares	Jun. 23, 2014 USD ($)	Mar. 25, 2014 USD ($)	Jun. 30, 2015 USD ($) ft² $ / shares shares	May. 31, 2015 USD ($)	Feb. 28, 2015 USD ($)	Jan. 31, 2015 USD ($)	Jun. 30, 2015 USD ($) ft² $ / shares shares	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($) ft² $ / shares shares	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) ft² $ / shares shares	Dec. 31, 2013 USD ($)	Jul. 31, 2014 shares
Rent expense								$ 125,742	$ 74,526	$ 252,720	$ 135,577	$ 441,148	$ 383,807
Total cost in property and equipment				$ 584,000				584,000		584,000
Accumulated amortization included in property and equipment				$ 30,000				30,000		30,000
Debt monthly payments					$ 50,000
Amortization of leased property								$ 30,000		$ 30,000
Issuance of warrants to purchase of common stock, shares | shares				19,692				19,692		19,692		19,692		3,289,086
Warrants price per share | $ / shares				$ 4.00				$ 4.00		$ 4.00		$ 4.00
Agent fee paid		$ 100,000	$ 100,000
Percentage of fee paid in cash		100.00%
Financial advisory services agreement, description	The terms of the agreement include compensation of 8% of any funds raised as well as the issuance of five-year warrants to purchase the Company’s stock equal to 3% of shares issued as part of the offering for a fee of $50.
Shares issued as part of the offering for a fee | shares	50
Payment to legal and other out of pocket expenses	$ 50,000
Financial Service Agreements [Member]
Warrants term							5 years
Financial service agreements term							6 months
Proceeds from public offering of equity							$ 15,000,000
Percentage of commission for sale of equity linked securities				5.00%			7.00%	5.00%		5.00%
Percentage of warrants equal to sales of securities				7.00%			7.00%	7.00%		7.00%
Percentage of the offering price of securities sold							120.00%
James L. Davis [Member]
Warrants term				5 years
Issuance of warrants to purchase of common stock, shares | shares				241,900				241,900		241,900
Warrants price per share | $ / shares				$ .44				$ .44		$ .44
Percentage of warrants vested and exercisable upon issuance				100.00%				100.00%		100.00%
Personal guarantee				$ 242,000				$ 242,000		$ 242,000
James L. Davis [Member] | Capital Lease Agreement [Member]
Lease term						3 years
Capital lease financing amount						$ 500,000
Warrants term				5 years
Issuance of warrants to purchase of common stock, shares | shares				407,614				407,614		407,614
Warrants price per share | $ / shares				$ 1.15				$ 1.15		$ 1.15
Percentage of warrants vested and exercisable upon issuance				100.00%				100.00%		100.00%
Computer Leases [Member]
Lease term										3 years
Computer Equipment and Software Licenses [Member] | Director [Member]
Capital lease imputed interest rate				7.30%				7.30%		7.30%
Prepaid Software Licenses [Member] | Director [Member]
Capital lease imputed interest rate				7.30%				7.30%		7.30%
Prepaid Software Licenses [Member] | Director [Member] | July 2017 [Member]
Debt monthly payments										$ 10,759
Chanhassen [Member]
Area of square feet leases | ft²				22,000				22,000		22,000		22,000
Dallas [Member]
Area of square feet leases | ft²				1,812				1,812		1,812		1,812